Loans and financing - Variation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
New issuances	R$ 683,377	R$ 1,905,851	R$ (150,000)
Accrued interest	264,313	165,881	8,642
Payments of loans and financing	(100,869)
Debentures
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,620,246	0
New issuances	675,828	1,905,851
Accrued interest	264,313	165,881
Payments of loans and financing	(100,869)	(296,262)
Payment of interests	(277,699)	(155,254)
Balance at ending of period	R$ 2,181,819	R$ 1,620,246	R$ 0